COMMITMENTS	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 8. COMMITMENTS

The Company leases an automobile all on an operating lease basis. The aggregate minimum annual and total payments due under these operating leases are as follows:

As of September 30,	2014	2013
Car Lease	$4,534	10,288
TOTAL	$4,534	10,288